Variable Interest Entity	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Variable Interest Entity

Note 4 – Variable interest entity

On May 8, 2019, Oriental Culture WFOE entered into Contractual Arrangements with Jiangsu Yanggu and its shareholders. The significant terms of these Contractual Arrangements are summarized in “Note 1 - Nature of business and organization” above. As a result, the Company classifies Jiangsu Yanggu and its subsidiaries and as VIEs.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Oriental Culture WFOE is deemed to have a controlling financial interest and is the primary beneficiary of Jiangsu Yanggu and its related entities because it has both of the following characteristics:

(1)	The power to direct activities at Jiangsu Yanggu that most significantly impact such entity’s economic performance; and

(2)	The obligation to absorb losses of, and the right to receive benefits from Jiangsu Yanggu that could potentially be significant to such entity.

Accordingly, the accounts of Jiangsu Yanggu and its subsidiaries are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation.

On January 28, 2021, Oriental Culture WFOE entered into Amended and Restated VIE Agreements due to change in share ownership of Jiangsu Yanggu. Except for the change of share ownership due to equity transfer by one shareholder of Jiangsu Yanggu, there are no other changes to the terms of the Original VIE Agreements. The shareholders of Jiangsu Yanggu have completed the new pledge registration on March 4, 2021.

The carrying amounts of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2020	December 31, 2019

Current assets	$22,537,395	$11,794,499
Property and equipment, net	363,675	446,633
Other noncurrent assets	2,079,454	1,391,322
Total assets	24,980,524	13,632,454
Total liabilities	(4,749,091)	(1,580,130)
Net assets	$20,231,433	$12,052,324

	December 31, 2020	December 31, 2019
Current liabilities:
Accounts payable	$1,915,452	$372,208
Accounts payable – related parties	1,229,381	207,766
Deferred revenue	243,355	176,457
Other payables and accrued liabilities	1,176,209	684,236
Taxes payable	184,694	139,463
Total liabilities	$4,749,091	$1,580,130

The summarized operating results of the VIEs are as follows:

	For the Years Ended December 31,
	2020	2019

Operating revenues	$17,438,802	$13,449,448
Income from operations	$6,793,583	$9,377,892
Net income	$6,948,599	$9,490,927